Commitments and Contingencies - Summary of Commitments for Silver and Gold (Parenthetical) (Detail) shares in Millions		1 Months Ended	12 Months Ended
	Jan. 12, 2018	Oct. 31, 2017 USD ($) $ / lb shares	Dec. 21, 2018	Dec. 31, 2017 USD ($) $ / oz $ / ozt $ / Ownership oz	Oct. 31, 2017 USD ($) $ / lb shares
Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Initial term of contract				40 years
Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Minimum market price of silver on a per ounce basis before top up payment is required | $ / ozt				20
Maximum market price of silver on a per ounce basis before top up payment is capped | $ / oz				40
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate				15.00%
Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Cumulative silver equivalent ounces to be produced before reduction in stream percentage | oz				90,000,000
Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered			20.00%
Gold interests [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Minimum market price of copper before Minto top up payment is required | $ / lb					2.5
Silver interests [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered				20.00%
Purchase agreements [member] | San Dimas [member] | Gold interests [member]
Disclosure of contractual obligations and commitments [line items]
Purchase of gold streaming interest as a percent of life of total gold production at mine	25.00%
Purchase agreements [member] | San Dimas [member] | Silver interests [member]
Disclosure of contractual obligations and commitments [line items]
Purchase of gold streaming interest as a percent of life of total silver production at mine	25.00%
Purchase agreements [member] | San Dimas [member] | Silver and gold interests [member]
Disclosure of contractual obligations and commitments [line items]
Ratio to convert silver to gold	0.70
Description of ratio to convert silver to gold	If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated.
Silver [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased				33.75%
Silver [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | $ / oz				9.90
Per Ounce Cash Payment				5.90
Attributable Payable Production to be Purchased				100.00%
Silver [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Price floor on a per ounce basis | $ / oz				4.30
Number of silver ounces to be delivered before sharing mechanism applies | oz				1,500,000
Top up payment to be paid on a per ounce basis as a percentage of the difference between the actual price per ounce and the Minimum price per ounce				50.00%
Minimum market price of silver on a per ounce basis before top up payment is required | $ / oz				20
Per Ounce Cash Payment				8.80
Maximum top up payment | $ / oz				10
Price cap on a per ounce basis | $ / oz				18.84
Attributable Payable Production to be Purchased				100.00%
Silver [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment				4.18
Attributable Payable Production to be Purchased				100.00%
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment				4.06
Attributable Payable Production to be Purchased				100.00%
Silver [member] | Veladero [member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment				3.90
Attributable Payable Production to be Purchased				100.00%
Maximum attributable silver production as a percentage of the silver contained in the ore processed				8.00%
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment				5.90
Attributable Payable Production to be Purchased				100.00%
Attributable Payable Production to be Purchased after stream percentage reduction				66.67%
Silver [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased				100.00%
Cumulative silver ounces to be delivered before reduction in stream percentage | oz				5,600,000
Gold [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased				0.00%
Gold [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Fixed rate gold recoveries				55.00%
Price per ounce after the initial 40 year term | $ / Ownership				550
Per Ounce Cash Payment				400
Attributable Payable Production to be Purchased				50.00%
Gold [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased				0.00%
Gold [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment				322
Attributable Payable Production to be Purchased				100.00%
Number of ounces to be delivered before sharing mechanism applies | oz				30,000
Attributable Payable Production to be Purchased there after				50.00%
Gold [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased				0.00%
Gold [member] | Veladero [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased				0.00%
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment				450
Attributable Payable Production to be Purchased				25.00%
Attributable Payable Production to be Purchased after stream percentage reduction				16.70%
Gold [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased				100.00%
Cumulative gold ounces to be delivered before reduction in stream percentage | oz				51,000
Gold [member] | Constancia deposit at constancia mine [member]
Disclosure of contractual obligations and commitments [line items]
Fixed rate gold recoveries				55.00%
Gold [member] | Pampacancha deposit at constancia mine [member]
Disclosure of contractual obligations and commitments [line items]
Fixed rate gold recoveries				70.00%
The end of fixed rate recoveries | oz				265,000
Silver and gold [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased after stream percentage reduction				66.67%
Capstone mining corp [member] | Gold interests [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Shares issued | shares		6.8			6.8
Fair value of shares received					$ 8,000,000
Capstone mining corp [member] | Gold [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Minimum market price of copper before Minto top up payment is required | $ / lb		2.50
Shares issued | shares		6.8			6.8
Fair value of shares received		$ 8,000,000